Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non- controlling interests	Other comprehensive income	Total
Balance at Dec. 31, 2017	$ 13,182	$ 146,015	$ (155,645)	$ 20	$ 47	$ 3,619
As Restated
Impact of the adoption of IFRS 9			47		(47)
Updated balance as of January 1, 2018	13,182	146,015	(155,598)	20		3,619
Income (Loss) for the year			3,630			3,630
Share-based payment to employees and non-employees			24			24
Balance at Dec. 31, 2018	13,182	146,015	(151,944)	20		7,273
As Restated
Income (Loss) for the year			(763)			(763)
Share-based payment to employees and non-employees			5			5
Balance at Dec. 31, 2019	13,182	146,015	(152,702)	20		6,515
As Restated
Income (Loss) for the year			(2,954)			(2,954)
Share-based payment to employees and non-employees			51			51
Balance at Dec. 31, 2020	$ 13,182	$ 146,015	$ (155,605)	$ 20		$ 3,612